Employee Benefits - Summary of Employee Benefits Provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 2,402,432	₺ 2,432,042	₺ 3,784,363
Unused vacation provision	629,646	531,080
Total	₺ 3,032,078	₺ 2,963,122